Income Taxes (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Current Tax Expense
Danish Income Tax
Total Current Tax Expense
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets			26,364	10,710
Excess of Tax over Book Depreciation Patents			(105,585)	(53,961)
Net Operating Loss Carry forwards	(100,000)	(69,775)	(2,319,956)	(1,993,700)
Change in the Valuation allowance	100,000	69,775	2,399,177	2,036,951
Total Deferred Tax Expense